Segment Reporting and Major Customers - Geographic Revenues to External Revenues (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) customer	Dec. 31, 2017 USD ($) customer	Dec. 31, 2016 USD ($) customer
Geographic revenues to external revenues by operating segment
Total revenues	$ 4,028,211	$ 4,927,965	$ 4,170,077
Percentage of Revenues	100.00%	100.00%	100.00%
Number of major customers | customer	0	0	0
United States
Geographic revenues to external revenues by operating segment
Total revenues	$ 3,236,419	$ 4,224,854	$ 3,520,001
Percentage of Revenues	80.40%	85.70%	84.40%
Europe
Geographic revenues to external revenues by operating segment
Total revenues	$ 376,418	$ 320,684	$ 307,121
Percentage of Revenues	9.30%	6.50%	7.40%
Canada
Geographic revenues to external revenues by operating segment
Total revenues	$ 326,085	$ 315,170	$ 284,733
Percentage of Revenues	8.10%	6.40%	6.80%
Other
Geographic revenues to external revenues by operating segment
Total revenues	$ 89,289	$ 67,257	$ 58,222
Percentage of Revenues	2.20%	1.40%	1.40%
Issuer Solutions
Geographic revenues to external revenues by operating segment
Total revenues	$ 1,868,305	$ 1,751,468	$ 1,680,763
Issuer Solutions | United States
Geographic revenues to external revenues by operating segment
Total revenues	1,079,461	1,051,292	1,032,381
Issuer Solutions | Europe
Geographic revenues to external revenues by operating segment
Total revenues	375,793	320,400	306,894
Issuer Solutions | Canada
Geographic revenues to external revenues by operating segment
Total revenues	324,937	313,674	284,028
Issuer Solutions | Other
Geographic revenues to external revenues by operating segment
Total revenues	88,114	66,102	57,460
Merchant Solutions
Geographic revenues to external revenues by operating segment
Total revenues	1,353,619	2,431,262	1,828,469
Merchant Solutions | United States
Geographic revenues to external revenues by operating segment
Total revenues	1,350,671	2,428,327	1,826,775
Merchant Solutions | Europe
Geographic revenues to external revenues by operating segment
Total revenues	625	284	227
Merchant Solutions | Canada
Geographic revenues to external revenues by operating segment
Total revenues	1,148	1,496	705
Merchant Solutions | Other
Geographic revenues to external revenues by operating segment
Total revenues	1,175	1,155	762
Consumer Solutions
Geographic revenues to external revenues by operating segment
Total revenues	806,287
Consumer Solutions | United States
Geographic revenues to external revenues by operating segment
Total revenues	$ 806,287
Netspend
Geographic revenues to external revenues by operating segment
Total revenues		745,235	660,845
Netspend | United States
Geographic revenues to external revenues by operating segment
Total revenues		$ 745,235	$ 660,845